Subsequent Events	6 Months Ended
Jun. 30, 2018
Subsequent Events [Abstract]
Subsequent Events

12.Subsequent Events

(a) On July 10, 2018, the Company received the net amount of $14,575 from the exercise of the green shoe on its Series F Preferred Shares with the sale of 600,000 additional units.

(b) On July 30, 2018, the Company paid dividends of $0.50 and $0.55469 per share on its 8.00% Series B and its 8.875% Series C Preferred Shares, respectively.

(c) On August 8, 2018, the Company paid a dividend of $0.05 per common share outstanding, which was declared on June 15, 2018.

(d) On August 28, 2018, the Company paid dividends of $0.546875 per share on its 8.75% Series D Preferred Shares and $0.578125 per share payable on its 9.25% Series E Preferred Shares, respectively.

(e) On September 7, 2018, the Company declared a dividend of $0.05 per common share payable on December 6, 2018 to shareholders of record as of November 30, 2018.